Average Annual Total Returns - PGIM Jennison Small-Cap Core Equity Fund	R6 One Year	R6 SinceInception	R6 InceptionDate	R6 Return After Taxes on Distributions One Year	R6 Return After Taxes on Distributions SinceInception	R6 Return After Taxes on Distributions InceptionDate	R6 Return After Taxes on Distributions and Sale of Fund Shares One Year	R6 Return After Taxes on Distributions and Sale of Fund Shares SinceInception	R6 Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	Russell 2000 Index One Year	Russell 2000 Index SinceInception
Total	38.85%	16.35%	Nov. 15, 2016	37.20%	15.30%	Nov. 15, 2016	23.46%	12.66%	Nov. 15, 2016	19.96%	11.84%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.